SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Trade receivables	$ 3,398,783	$ 1,394,545
Less: loss allowance	(1,361,629)		$ (4,632)
Total	$ 2,037,154	$ 1,394,545